STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jan. 25, 2012
Sale on March 15, 2012 of common stock to Founders at $0.02 per share	$ 144	$ 24,856	$ 0	$ 25,000
Sale on March 15, 2012 of common stock to Founders at $0.02 per share (in shares)	1,437,500
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit	500	49,999,500	0	50,000,000
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit (in shares)	5,000,000
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit	34	3,377,466	0	3,377,500
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit (in shares)	337,750
Sale on November 7, 2012 of 550,000 units at $10.00 per unit	55	5,499,945	0	5,500,000
Sale on November 7, 2012 of 550,000 units at $10.00 per unit (in shares)	550,000
Warrant liability recorded on November 7, 2012		(322,884)		(322,884)
Underwriters' discount and offering expenses	0	(1,812,208)	0	(1,812,208)
Sale on November 1, 2012 of underwriters unit purchase option		100		100
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit	3	302,497	0	302,500
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit (in shares)	30,250
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012	(450)	(46,349,550)	0	(46,350,000)
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012 (in shares)	(4,500,000)
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012	(50)	(5,098,450)	0	(5,098,500)
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012 (in shares)	(495,000)
Forfeiture of common stock issued to Founders on December 15, 2012	(5)	5		0
Forfeiture of common stock issued to Founders on December 15, 2012 (in shares)	(50,000)
Net loss for the period from January 26, 2012 to December 31, 2012			(3,108,717)	(3,108,717)
Balance at Dec. 31, 2012	$ 231	$ 5,621,277	$ (3,108,717)	$ 2,512,791
Balance (in shares) at Dec. 31, 2012	2,310,500